TAX	12 Months Ended
Dec. 31, 2024
TAX
Tax

USDm	2024	2023	2022
Tax on profit for the year
Current tax for the year	1.0	0.6	0.5
Adjustments related to previous years	(1.0)	—	(0.1)
Adjustment of deferred tax	(3.3)	2.2	(7.3)
Income tax charge for the year	(3.3)	2.8	(6.9)
Tonnage tax charge for the year	1.3	1.2	1.0
Total	(2.0)	4.0	(5.9)
Adjustment of deferred tax of USD (3.3)m for the year ended December 31, 2024 primarily consists of the recognition of deferred tax assets for unused tax credits for charges subject to the corporate interest restriction and for carried forward losses.
The majority of the Group's taxable income is located in Denmark, and therefore the majority of the tax base is subject to Danish tax legislation. As such, the Group has elected to participate in the Danish tonnage tax scheme; the participation is binding until December
31, 2034.
The Group expects to participate in the tonnage tax scheme after the binding period and, as a minimum, to maintain an investment and activity level equivalent to that at the time of entering the tonnage tax scheme.
Under the different tonnage tax schemes that TORM is subject to, income and expenses from shipping activities are not subject to direct taxation, and accordingly, an effective rate reconciliation has not been provided, as it would not provide any meaningful information.
Instead, the taxable income is calculated from:
•The net tonnage of the vessels used to generate the income from shipping activities
•A rate applicable to the specific net tonnage of the vessels based on a sliding scale
Corporate income tax is primarily levied on the Group’s non-vessel-related activities. The effective tax rate of the Group is 0.3% (2023:
1.0%, 2022 (1.0)%). Net deferred tax liability in relation to activities outside the tonnage tax regime amounts to USD 6.2m.

USDm	2024	2023	2022
Deferred tax assets
Deferred tax assets related to Corporate Interest Restriction	1.7	0.5	3.4
Deferred tax assets related to trading losses	6.9	5.1	4.6
Other temporary differences	0.4	—	—
Deferred tax assets before offset	9.0	5.6	8.0

Offset against deferred tax liabilities from Corporate Interest Restriction	—	(0.5)	(3.4)
Offset against deferred tax liabilities from trading losses	—	(4.7)	(4.0)
Offset from tax liabilities	(5.9)	—	—
Deferred tax assets, net as of December 31	3.1	0.4	0.6

Deferred tax liabilities
Deferred tax liabilities arising from changes in equity	5.9	8.5	13.2
Other temporary differences	0.3	0.3	0.3
Deferred tax liabilities before offset	6.2	8.8	13.5

Offset against tax liabilities arising from changes in equity	(5.9)	—	—
Offset from tax assets	—	(5.2)	(7.4)
Deferred tax liabilities in the balance sheet	0.3	3.6	6.1
NOTE 8 – continued
Deferred tax assets and liabilities are offset and reported net where appropriate within territories.
Deferred tax at the balance sheet date have been measured using the appropriate enacted tax rates and are reflected in these financial statements and all deferred tax movements arise from the origination and reversal of temporary differences.
Deferred tax assets are recognized to the extent that the realization of the relaxed tax benefit through future taxable profits is probable.
As per December 31, 2024, there are unused tax credits of USD2.2m (2023: USD 2.2m, 2022 2.2m) relating to prior year losses, as the utilization of these losses may not be used to offset taxable profit due to a high degree of uncertainty of future taxable profits.
The deferred tax liability is derived from temporary differences between the accounting and tax values of derivative financial instruments of USD 5.9m (2023: USD 8.5m, 2022: USD 13.2m) and intangible assets of USD 0.0m (2023: USD 0.0m, 2022: 0.3m).

USDm	2024	2023	2022
Non-current tax liability related to held-over gains
Balance as of December 31	(45.2)	(45.2)	(45.2)
The non-current tax liability related to held-over gains is the undiscounted income tax payable calculated on the realized gain on sale of vessels which came from corporate income taxation into the Danish tonnage tax scheme upon initial application in 2001 (the held-over gain reflected in the transition account under the Danish tonnage tax scheme). This tax liability will become payable, in part or in full, if the Danish owned fleet of vessels is significantly or fully disposed of, or if operated to end of useful life and sold for scrap.
If TORM discontinues its participation in the Danish tonnage tax scheme, a deferred tax liability would arise in relation to the vessels held by the Group and taken out of the tonnage tax scheme. The Management considers this to be a remote scenario.
The Group operates in a wide variety of jurisdictions, in some of which the tax law is subject to varying interpretations and potentially inconsistent enforcement. As a result, there can be practical uncertainties in applying tax legislation to the Group's activities. Whilst the Group considers that it operates in accordance with applicable tax law, there are potential tax exposures in respect of its operations, the impact of which cannot be reliably estimated but could be material.
Accounting Policies
Pillar Two Tax Effects
Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. Under the legislation, the parent company will be required to pay, in UK, top-up tax on profits of its subsidiaries that are taxed at an effective tax rate of less than 15%. The main jurisdictions in which exposures to this tax may exist include Denmark, Singapore and the US.
As the majority of these companies’ revenue consist of international shipping income, it is assessed that this income will be excluded from the GloBE income with reference to the shipping carveout described in Article 3.3.
TORM has applied the exception in IAS 12 'Income Taxes' to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
Based on our fiscal year for 2024, the Group has prepared a preliminary Transitional Country-by-Country Reporting (CbCR) Safe
Harbour assessment concluding that we expect to be eligible for the Transitional CbCR Safe Harbour in a majority of jurisdictions in which we are present. As of December 31, 2024, the calculated top-up tax does not have a material impact on our financial result.
NOTE 8 – continued
Tax
Tax expenses comprise the expected income tax charge for the year in accordance with IAS 12 as well as tonnage tax related to the
Group’s vessels for the year. The income tax charge for the year includes adjustments relating to previous years and the change in deferred tax for the year. However, income tax relating to items in other comprehensive income is recognized directly in the statement of other comprehensive income.
Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax is calculated at the income tax rates which are expected to apply in the period when the liability is settled or the asset is realized, based on the laws which have been enacted or substantially enacted at the balance sheet date. The deferred tax is charged through the income statement except when it relates to other comprehensive income items. No deferred tax is recognized related to assets and liabilities, including vessels which are subject to tonnage tax.
Income tax balances
The expected income tax payable on the taxable profits for the year is classified as current tax in the balance sheet. Income taxes expected to fall due after more than one year are classified as non-current liabilities or assets in the balance sheet. Income tax is measured using tax rates enacted or substantially enacted at the balance sheet date and includes any adjustment to tax payable in respect of previous years. Current and non-current income tax balances are not discounted.